UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
      	  Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, August 15, 2008
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 50
Form 13F Information Table Value Total(x$1,000):  $119,887
List of Other Included managers:  None.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express               COM              025816109     2304    61175 SH       Sole                    58660              2515
Anheuser-Busch                 COM              035229103     3966    63840 SH       Sole                    61610              2230
Avon                           COM              054303102     2684    74505 SH       Sole                    71555              2950
Bank of America                COM              060505104     1296    54304 SH       Sole                    52444              1860
Black & Decker                 COM              091797100     2024    35200 SH       Sole                    33950              1250
Boeing Company                 COM              097023105     2664    40542 SH       Sole                    38807              1735
Burlington North SF            COM              12189T104     2931    29340 SH       Sole                    28375               965
Campbell Soup Co               COM              134429109     2268    67785 SH       Sole                    65670              2115
Caterpillar, Inc               COM              149123101     2606    35305 SH       Sole                    34270              1035
Chevron                        COM              166764100     4521    45608 SH       Sole                    43958              1650
Cisco Systems                  COM              17275R102     2822   121305 SH       Sole                   117760              3545
Citigroup Inc                  COM              172967101     1874   111827 SH       Sole                   108244              3583
Claymore BRIC ETF              COM              18383m100      760    15375 SH       Sole                    14955               420
Coca-Cola                      COM              191216100     1935    37225 SH       Sole                    35680              1545
Disney, (Walt) Co              COM              254687106     2896    92805 SH       Sole                    89505              3300
DuPont deNemours               COM              263534109     2035    47440 SH       Sole                    45490              1950
Ebay Inc                       COM              278642103      888    32485 SH       Sole                    31685               800
Exxon Mobil Corp               COM              30231G102     4509    51162 SH       Sole                    49152              2010
FedEx Corp                     COM              31428X106     2171    27550 SH       Sole                    26670               880
Garmin Ltd.                    COM              g37260109     1658    38703 SH       Sole                    37518              1185
General Electric               COM              369604103     3208   120182 SH       Sole                   114663              5519
Goodyear Tire                  COM              382550101     1651    92595 SH       Sole                    89865              2730
Home Depot                     COM              437076102     2009    85787 SH       Sole                    82642              3145
Int'l Business Mach            COM              459200101     3569    30114 SH       Sole                    29099              1015
Intel Corp                     COM              458140100     2565   119403 SH       Sole                   114468              4935
J.B. Hunt                      COM              445658107      608    18260 SH       Sole                    18260
JP Morgan Chase                COM              46625H100     2579    75160 SH       Sole                    72055              3105
Johnson & Johnson              COM              478160104     3391    52700 SH       Sole                    50630              2070
Lowe's                         COM              548661107     2392   115274 SH       Sole                   111819              3455
McDonalds Corp                 COM              580135101     4016    71442 SH       Sole                    68737              2705
Microsoft                      COM              594918104     2368    86092 SH       Sole                    83292              2800
Morgan Stanley                 COM              617446448     1555    43120 SH       Sole                    41645              1475
Nokia ADR                      COM              654902204     2757   112525 SH       Sole                   108585              3940
Novartis AG ADR                COM              66987V109     1760    31970 SH       Sole                    30290              1680
Oracle Systems                 COM              68389X105     2997   142728 SH       Sole                   137228              5500
P'Shr Gldn Drgn ETF            COM              73935x401      668    26940 SH       Sole                    26360               580
Pfizer Inc                     COM              717081103     1582    90571 SH       Sole                    87446              3125
Procter & Gamble               COM              742718109     3096    50914 SH       Sole                    49049              1865
Royal Dutch Shl ADR            COM              780259206     2666    32625 SH       Sole                    32045               580
Royal Phil Elec ADR            COM              500472303     3149    93172 SH       Sole                    89695              3477
SAP AG ADR                     COM              803054204     1736    33315 SH       Sole                    32465               850
Spirit Aerosystems             COM              848574109     1456    75920 SH       Sole                    73615              2305
Stryker Corp                   COM              863667101     2543    40450 SH       Sole                    38850              1600
Time Warner Inc                COM              887317105     1363    92120 SH       Sole                    88210              3910
Toyota Motor                   COM              892331307     2089    22220 SH       Sole                    21410               810
Tyson Foods Cl A               COM              902494103      478    32019 SH       Sole                    31429               590
Unilever ADR                   COM              904784709     1716    60410 SH       Sole                    58500              1910
United Technologies            COM              913017109     3880    62878 SH       Sole                    60598              2280
Wal-Mart Stores                COM              931142103     5181    92189 SH       Sole                    88994              3195
Zimmer Inc.                    COM              98956p102     2048    30090 SH       Sole                    29225               865